Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (2,090)	$ 24,063	$ 6,220
Other comprehensive income (loss):
Change in foreign currency translation adjustment	410	(1,459)	878
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) during the period	3,695	6	(1,418)
Losses (gains) reclassified into net income (loss)	(2,861)	(520)	3,609
Net change	834	(514)	2,191
Other comprehensive income (loss)	1,244	(1,973)	3,069
Comprehensive income (loss)	$ (846)	$ 22,090	$ 9,289